DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended December 31, 2024, 2023, and 2022:

(US$ MILLIONS)	2024	2023	2022
Inventory costs	$508	$527	$490
Subcontractor and consultant costs	3,253	2,432	2,509
Concession construction materials and labor costs	163	299	323
Depreciation and amortization expense	780	728	498
Compensation	1,850	1,749	1,503
Other direct costs	1,014	1,059	840
Total	$7,568	$6,794	$6,163
Other direct costs include freight, cost of construction expensed and expected credit loss provisions on financial assets.